Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessors Assets and Liabilities

Leases (in thousands)	Balance Sheet Classification	As of June 30, 2019
Assets
Operating lease assets	Operating right-of-use assets	$25,505
Liabilities
Current
Operating lease liabilities	Current liabilities: Operating lease liabilities	$1,925
Noncurrent
Operating lease liabilities	Non-current liabilities: Operating lease liabilities	$25,497
Total lease liabilities		$27,422

Lease Cost

Lease cost (in thousands)	Statement of Operations Classification	Three Months June 30, 2019	Six Months June 30, 2019
Operating lease cost	Operating expenses: research and development	$805	$1,529
Variable lease cost	Operating expenses: research and development	290	580

Operating lease cost	Operating expenses: general and administrative	342	661
Variable lease cost	Operating expenses: general and administrative	92	165

Short term lease costs		62	125
Total lease cost		$1,591	$3,060

Other information (in thousands)	June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$954
Right-of-use assets obtained in exchange for new operating lease liabilities	26,777
Weighted-average remaining lease term — operating leases	9.6 years
Weighted-average discount rate — operating leases	7.0%

Lease Maturity Schedule
Future fixed payments for non-cancelable operating leases in effect as of March 31, 2019, are payable as follows:

Maturity of lease liabilities for the years ending December 31,	Operating Leases
(in thousands)
2019 (for the remaining six months of the year ending December 31, 2019)	$1,366
2020	4,075
2021	4,844
2022	4,269
2023	4,172
Thereafter	19,910
Total lease payments	38,636
Less: imputed interest	(11,215)
Less: FX (gain)/loss	1
Present value of lease liabilities	$27,422

Schedule of Future Minimum Lease Payments Before Adoption
The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2018 prior to the adoption of ASC 842 (in thousands):

Year ending December 31,
2019	$2,244
2020	2,332
2021	1,934
2022	1,324
2023	1,196
2024 and thereafter	1,121
Total	$10,151